PATRICIA CUDD
Attorney at Law
16324 West County Road 18E
Loveland, Colorado 80537
Telephone: (970) 203-0577          FAX: (970) 203-0572         E-mail: pcudd@cuddlaw.com

March 19, 2007

Mr. Larry Spirgel, Assistant Director
Mr. William Bennett
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Fresh Ideas Media, Inc.
   Amendment No. 4 to Registration Statement on Form SB-2
   File No. 333-132252

Dear Messrs. Spirgel and Bennett:

On behalf of Fresh Ideas Media, Inc. (the “Company”), we hereby transmit to you for filing the Amendment No. 4 (the “Amendment”) to the Registration Statement on Form SB-2 (the “Registration Statement”) via the Securities and Exchange Commission’s EDGAR system. All comments set forth in the letter of comment of the staff dated March 6, 2007 (the “Comment Letter”) have either been responded to in the Amendment or hereinafter in this letter. The numbered paragraphs set forth below are responsive to the identically numbered paragraphs contained in the Comment Letter. Those responses set forth the location in the Amendment of the response to each comment contained in the Comment Letter or certain supplemental information requested by the staff.

Report of Independent Registered Public Accounting Firm, page 41

1. The audit report of the Company’s former auditor covering the financial information as of and for the period ending November 30, 2005 is included in the Amendment. Also included in the Amendment is the former auditor’s updated consent.

2.  The consent of the Company’s auditor, Ronald R. Chadwick, P.C., has been revised to provide for consent to the firm’s being named as an expert in the Company’s filing.

Mr. Larry Spirgel, Assistant Director
Mr. William Bennett
United States Securities and Exchange Commission
March 19, 2007

      If the Staff requires any additional information during the course of its review of the Amendment attached hereto, please don’t hesitate to contact the undersigned. If any information of an accounting nature is required, please contact Mr. Ronald R. Chadwick, Ronald R. Chadwick, P.C., telephone: (303) 306-1967.

Sincerely yours,

/s/ Patricia Cudd

Patricia Cudd

PC/es

cc:        Mr. Phil E. Ray, President
Fresh Ideas Media, Inc.

Mr. Ronald R. Chadwick
Ronald R. Chadwick, P.C.